Capital Structure, Financial Risk and Related Items	12 Months Ended
Dec. 31, 2025
Capital Structure, Financial Risk And Related Items [Abstract]
Capital Structure, Financial Risk and Related Items	Section 4 - Capital Structure,
Financial Risk and Related Items
This section includes disclosures related to how Genmab manages its capital structure, cash position and related risks and items. Genmab is primarily financed through partnership collaborations.
4.1 - Capital Management
Genmab’s goal is to maintain a strong capital base so as to maintain investor, creditor and market confidence, and to have adequate liquidity to support the continuous advancement of Genmab’s product pipeline and business in general. To achieve this goal Genmab invests in different liquidity tiers. To meet operational goals, Genmab invests in cash and cash equivalents and marketable securities. To ensure sufficient reserves, Genmab invests in short-term securities with an average duration of about six months, which serves as back-up liquidity for the operating tier. For strategic purposes, Genmab has short term investments to support the Company’s growth over the longer term. Most of Genmab’s cash and marketable securities are in USD due to having a larger USD expenditure base than DKK, which provides better matching of investment balances with actual expenditures. Genmab is primarily financed through revenues under various collaboration agreements and had, as of December 31, 2025, cash, and cash equivalents of $1,715 million compared to $1,380 million as of December 31,2024. There were no marketable securities as of December 31, 2025 compared to marketable securities of $1,574 million as of
December 31, 2024. Genmab liquidated all marketable securities and incurred $5.5 billion of borrowings to contribute to the financing of the Merus acquisition in December 2025. Genmab’s cash and cash equivalents and marketable securities support the advancement of our product pipeline and operations.
Genmab entered into financing arrangements total $5.5 billion, consisting of senior secured notes, senior unsecured notes, and term loans to contribute to the financing of the Merus acquisition. Genmab has access to up to $500 million in additional funds through the 2025 Revolving Credit Facility. Refer to Note
4.8 for additional information related to the revolving credit facility and existing borrowings.
The adequacy of our available funds will depend on many factors, including the level of DARZALEX and other royalty streams, progress in our research and development programs, the magnitude of those programs, our commitments to existing and new clinical collaborators, our ability to establish commercial and licensing arrangements, our capital expenditures, market developments, and any future acquisitions.
Because Genmab’s future commercial potential and operating profits are hard to predict, Genmab’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence, and a continuous advancement of Genmab’s product pipeline and business in general.
The Board monitors the share and capital structure to ensure that Genmab’s capital resources support its strategic goals.
4.2 - Financial Risk
The financial risks of Genmab are managed centrally.
The overall risk management guidelines have been approved by the Board of Directors and include the Group’s investment policies related to our marketable securities and interest rate risk related to borrowings. The Group’s risk management guidelines are established to identify and analyze the risks faced by the Genmab Group, to set the appropriate risk limits and controls and to monitor the risks and adherence to limits. It is Genmab’s policy not to actively speculate in financial risks. The Group’s financial risk management is directed solely towards monitoring and reducing financial risks which are directly related to Genmab’s operations.
Management ensures that the interest rate risk is managed by Treasury in accordance with the Interest
Risk Policy. Interest rate risk relates mainly to outstanding interest-bearing debt with floating interest rates.
Interest rate risk management is handled centrally by the Parent Company.
The primary objective of Genmab’s investment activities is to preserve capital and ensure liquidity with a secondary objective of maximizing the return derived from security investments without significantly increasing risk. Therefore, our investment policy includes among other items, guidelines and ranges for which investments (which are primarily shorter-term in nature) are considered to be eligible investments for
Genmab and which investment parameters are to be applied, including maturity limitations and credit ratings. In addition, the policy includes specific diversification criteria and investment limits to minimize the risk of loss resulting from over-concentration of assets in a specific class, issuer, currency, country, or economic sector.
Genmab’s marketable securities are administered by external investment managers. The investment guidelines and managers are reviewed regularly to reflect changes in market conditions, Genmab’s activities and financial position. Genmab’s investment policy allows investments in debt rated BBB- or greater by S&P or Fitch and in debt rated Baa3 or greater by Moody’s. The policy also includes additional allowable investment types such as corporate debt, commercial paper, certificates of deposit, and certain types of AAA rated asset-backed securities.
In addition to the capital management and financing risk mentioned in Note 4.1, Genmab has identified the following key financial risk areas, which are mainly related to our marketable securities portfolio and borrowings:

⬤	credit risk;
⬤	foreign currency risk; and
⬤	interest rate risk
All of Genmab’s marketable securities are traded in established markets. Given the current market conditions, all future cash inflows, including re-investments of proceeds from the disposal of marketable securities, are invested in highly liquid, investment grade securities.
Refer to Note 4.4 for additional information regarding marketable securities.
Credit Risk
Genmab is exposed to credit risk and losses on marketable securities, bank deposits and receivables. The maximum credit exposure related to Genmab’s cash and cash equivalents and marketable securities was
$1,715 million as of December 31, 2025 compared to $2,954 million as of December 31, 2024. The maximum credit exposure to Genmab’s receivables was $1,134 million as of December 31, 2025 compared to $930 million as of December 31, 2024.
Genmab maintains a large portion of its investment portfolio in cash equivalents and marketable securities in USD as well as a portion of cash equivalents and marketable securities in DKK, EUR and GBP as a natural partial hedge of Genmab A/S’s liability exposures in those currencies.
Marketable Securities
To manage and reduce credit risks on our securities, Genmab’s policy is to ensure only securities from investment grade issuers are eligible for our portfolios. No issuer of marketable securities can be accepted if the issuer, at the time of purchase, does not have the credit quality equal to or better than the rating shown in the table below from at least one of the rating agencies. If an issuer is rated by more than one of the rating agencies listed below, the credit assessment is made against the lowest rating available for the issuer.

Category	S&P	Moody’s	Fitch
Short-term	A-2	P-2	F-2
Long-term	BBB-	Baa3	BBB-
As of December 31, 2024, 71% of Genmab’s $1,574 million marketable securities were long-term A rated or higher, or short-term A-1 / P-1 rated by S&P, Moody’s or Fitch. Genmab did not have any marketable securities as of December 31, 2025, as they were liquidated to contribute to the financing of the
Merus acquisition.
Cash and Cash Equivalents
To reduce the credit risk on our bank deposits, Genmab’s policy is only to invest its cash deposits with highly rated financial institutions. Currently, these financial institutions have a short-term Fitch and S&P rating of at least F‑1 and A‑1, respectively. In addition, Genmab maintains bank deposits at a level necessary to support the short-term funding requirements of Genmab. The total value of bank deposits including AAA rated money market funds and short-term marketable securities classified as cash equivalents amounted to 1,380 million at the end of 2024. There were no short term marketable securities classified as cash and cash equivalents as of December 31, 2025. The decrease was primarily the result of cash used to acquire Merus in December 2025.
Receivables
The credit risk related to our receivables is not significant, despite a concentration of credit risk, due to the high-quality nature of Genmab’s collaboration partners. As disclosed in Note 2.2, J&J, Novartis, Roche,
AbbVie and BioNTech are Genmab’s primary collaboration partners in which receivables are established for royalties, milestone revenue and reimbursement revenue. These collaboration partners are life sciences companies with strong credit worthiness and long-standing relationships with Genmab. Additionally,
Genmab does not have a history of writing off receivables from collaboration partners.
Foreign Currency Risk
Genmab and its foreign subsidiaries are not significantly affected by currency risks as both revenues and expenses are primarily settled in the foreign subsidiaries’ functional currencies.
The majority of Genmab’s revenue is generated in USD. Exchange rate changes to the USD, prior to
Genmab A/S changing its functional and group presentation currency from DKK to USD effective January
1, 2025, resulted in changes to the translated value of future net profit before tax and cash flows.
Genmab’s revenue in USD was 81% of total revenue in 2025 as compared to 79% in 2024 and 86%
in 2023.
Under our license agreement with J&J for DARZALEX, for purposes of calculating royalties due to
Genmab, DARZALEX net sales for non-U.S. dollar denominated currencies are translated to U.S. dollars at a specified annual Currency Hedge Rate. Movements in foreign exchanges against the annual Currency
Hedge Rate will result in changes to royalties due to Genmab impacting net profit before tax and cash flows.
There is also exposure that exchange rate fluctuations may impact equity as part of the currency translation adjustments required to convert the investments in foreign subsidiaries from their respective functional currencies to the presentation currency of USD during consolidation, however any such fluctuations would be immaterial.
To manage and reduce this foreign currency risk, Genmab maintains a large portion of its investment portfolio in cash equivalents and marketable securities in USD as well as a portion of cash equivalents and marketable securities in DKK, EUR and GBP as a natural partial hedge of Genmab A/S’s liability exposures in those currencies.
Assets and Liabilities in Foreign Currency
Genmab’s marketable securities denominated in USD, DKK, EUR and GBP as a percentage of total marketable securities were as follows:

	2025	2024
Percent
USD	—%	76%
DKK	—%	15%
EUR	—%	8%
GBP	—%	1%
Total at December 31	—%	100%
Genmab’s USD currency exposure, prior to Genmab A/S changing its functional and group presentation currency from DKK to USD effective January 1, 2025, mainly related to cash and cash equivalents, marketable securities, and receivables related to our collaborations with J&J, AbbVie, and Roche. Prior to
January 1, 2025, significant changes in the exchange rate of USD to DKK have caused net profit before tax to change materially as gains and losses are recognized in the Consolidated Statements of
Comprehensive Income. Based on the amount of assets and liabilities denominated in USD as of
December 31, 2024, a 10% increase/decrease in the USD to DKK exchange rate was estimated to impact
Genmab’s net profit before tax by approximately $266 million. The analysis assumed that all other variables, in particular interest rates, remain constant. The movements in the income statement and equity arise from monetary items (cash and cash equivalents, marketable securities, receivables, and liabilities)
where the functional currency of the entity differs from the currency that the monetary items are denominated in. As of December 31, 2025, Genmab’s DKK exposure is not material.
Genmab’s EUR exposure is mainly related to our marketable securities, receivables under our collaboration with BioNTech, intangible assets acquired through the acquisition of Merus and other costs denominated in EUR. As of December 31, 2025 and 2024, Genmab’s EUR exposure is not material.
Genmab’s GBP currency exposure is mainly related to contracts and marketable securities denominated in
GBP. As of December 31, 2025 and 2024, Genmab’s GBP exposure is not material.
Interest Rate Risk
Genmab is exposed to interest rate risk as the Senior Unsecured Notes of $1 billion and Senior Secured
Notes of $1.5 billion have fixed rates, and Term Loan A of $1 billion and Term Loan B of $2 billion have been partially swapped to fixed rates using hedging instruments effective January 2026 and Genmab intends to apply hedge accounting. The effectiveness of the hedging instruments will be monitored by
Management on a quarterly basis. Genmab’s exposure to interest rate risk as of December 31, 2025 is low due to the debt issuance, and related interest rate exposure, occurring in December 2025.
An interest rate change on Term Loan A and Term Loan B of +/- 1 percentage point would not materially decrease/increase net profit before tax in 2025, primarily due to the loans being acquired in December
2025. There was no interest-bearing debt in 2024.
For more information on Genmab’s borrowings refer to Note 4.8.
Marketable Securities
The securities in which the Group has invested bear interest rate risk, as a change in market-derived interest rates may cause fluctuations in the fair value of the investments. In accordance with the objective of the investment activities, the portfolio of securities is monitored on a total return basis.
To control and minimize the interest rate risk, Genmab maintains an investment portfolio in a variety of securities with a relatively short effective duration with both fixed and variable interest rates.
A sensitivity analysis was performed on Genmab’s marketable securities, and based on exposures in 2024 and 2025, a hypothetical +/- 1% interest rate change would not have resulted in a material change in the fair values of these financial instruments. Due to the short-term nature of the current investments and to the extent that Genmab is able to hold the investments to maturity, the current exposure to changes in fair value due to interest rate changes is considered to be insignificant compared to the fair value of the portfolio.

	2025	2024
Year of Maturity
2025	—	700
2026	—	449
2027	—	324
2028	—	46
2029	—	22
2030+	—	33
Total at December 31	—	1,574
4.3 - Financial Assets and Liabilities
Categories Of Financial Assets And Liabilities

		December 31,
	Note	2025	2024
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	—	1,574
Other investments	3.4	37	32
Financial assets measured at amortized cost
Receivables excluding prepayments	3.6	1,069	894
Cash and cash equivalents		1,715	1,380
Financial liabilities measured at amortized cost
Borrowings	4.8	(5,274)	—
Lease liabilities	3.3	(152)	(144)
Other payables excluding provisions	3.8	(1,069)	(489)
Fair Value Measurement

		December 31,
		2025				2024
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	—	—	—	—	1,574	—	—	1,574
Other investments	3.4	9	2	26	37	5	2	25	32
Marketable Securities
Substantially all fair market values are determined by reference to external sources using unadjusted quoted prices in established markets for our marketable securities (Level 1).
Other Investments
Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based at the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the Company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are not entirely based on observable market data.
There were no transfers into or out of Level 3 during 2025 or 2024. Acquisitions (capital calls), fair value changes and foreign currency changes on Level 3 investments in 2025 and 2024 were as follows:

Other Investments
Fair value at December 31, 2023	13
Acquisitions	6
Fair value changes	6
Fair value at December 31, 2024	25
Acquisitions	4
Fair value changes	(3)
Fair value at December 31, 2025	26

Accounting Policies
Classification of categories of financial assets and liabilities
Genmab classifies its financial assets and liabilities held into the following measurement categories:
•those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
•those to be measured at amortized cost.
The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income.
Genmab reclassifies debt investments only when its business model for managing those assets changes.
Further details about the accounting policy for each of the financial assets and liabilities are outlined in the respective notes.
Refer to Note 3.3 and 4.8 for detailed policies regarding Genmab’s lease liability and borrowings, respectively.
Fair value measurement
Genmab measures financial instruments, such as marketable securities, at fair value at each balance sheet date. Management assessed that the fair value of financial assets and liabilities measured at amortized cost such as bank deposits, receivables and other payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability, or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by Genmab.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
Genmab uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
For financial instruments that are measured in the balance sheet at fair value, IFRS 13 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities
•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis,
Genmab determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole)
at the end of each reporting period. Any transfers between the different levels are carried out at the end of the reporting period.
4.4 - Marketable Securities

	Market value	Share	Market value	Share	Market value	Share
	December 31, 2025%		December 31, 2024%		January 1, 2024%

USD portfolio
Corporate bonds	—	—%	711	45%	895	46%
US government bonds and treasury bills	—	—%	355	22%	481	24%
Commercial paper	—	—%	27	2%	67	3%
Other	—	—%	114	7%	149	8%
Total USD portfolio	—	—%	1,207	76%	1,592	81%
DKK portfolio
Kingdom of Denmark bonds and treasury bills	—	—%	60	4%	62	3%
Danish mortgage- backed securities	—	—%	170	11%	174	9%
Total DKK portfolio	—	—%	230	15%	236	12%
EUR portfolio
European government bonds and treasury bills	—	—%	124	8%	127	6%
GBP portfolio
UK government bonds and treasury bills	—	—%	13	1%	12	1%
Total portfolio	—	—%	1,574	100%	1,967	100%
Marketable securities	—		1,574		1,967
Genmab liquidated all marketable securities during December 2025 to contribute to the financing of the
Merus acquisition.
Refer to Note 4.2 for additional information regarding the risks related to our marketable securities.

Accounting Policies
Marketable securities are debt instruments that consist of investments in securities with a maturity of 90 days or greater at the time of acquisition. Measurement of marketable securities depends on the business model for managing the asset and the cash flow characteristics of the asset. Genmab assesses its debt instruments to determine classification based on the following measurement categories:
•Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other financial income or expenses, together with foreign exchange gains and losses. Impairment losses, when material, are presented as a separate line item in the Consolidated Statements of Comprehensive
Income.
•Fair value through other comprehensive income (FVOCI): Assets that are held to achieve an objective by both collecting contractual cash flows as well as selling financial assets and where those cash flows represent solely payments of principal and interest, are measured at FVOCI. Changes in fair value on a debt investment that is subsequently measured at FVOCI are recognized in other comprehensive income. Impairment gains and losses, interest income and foreign exchange gains and losses are recognized in the Consolidated Statements of Comprehensive Income and presented within financial income or expenses in the period in which they arise.
•Fair value through profit and loss (FVPL): Assets that do not meet the criteria for amortized cost or
FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at
FVPL is recognized in the Consolidated Statements of Comprehensive Income and presented net within financial income or expenses in the period in which it arises.
Genmab’s portfolio is managed and evaluated on a fair value basis in accordance with its stated
investment guidelines and the information provided internally to Management. This business model does not meet the criteria for amortized cost or FVOCI and as a result marketable securities are measured at
FVPL. This classification is consistent with the prior year’s classification.
Genmab invests its cash in deposits with major financial institutions, in AAA rated money market funds,
Danish mortgage bonds, investment grade rated corporate debt, commercial paper, certificates of deposit, certain types of AAA rated asset backed securities, U.S. Agency bonds, and notes issued by the Danish,
European and U.S. governments. The securities can be purchased and sold using established markets.
Transactions are recognized at the trade date.
4.5 - Financial Income and Expenses

	2025	2024¹	2023¹
Financial income:
Interest and other financial income	138	144	142
Gain on marketable securities	112	237	157
Gain on other investments, net	—	6	—
Foreign exchange rate gain	158	258	—
Total financial income	408	645	299
Financial expenses:
Other interest expense	(34)	(18)	(10)
Interest expense on borrowings	(27)	—	—
Loss on marketable securities	(46)	(107)	(174)
Loss on other investments, net	(1)	—	(4)
Foreign exchange rate loss	(161)	(166)	(66)
Total financial expenses	(269)	(291)	(254)
Net financial items	139	354	45
1.Certain reclassifications have been made between financial income and expenses for all periods presented. Refer to
Note 1.4 for more information.
Interest Income
Interest income was $138 million in 2025 compared to $144 million in 2024 and $142 million in 2023. The decrease of $6 million, or 4% from 2024 to 2025 was primarily driven by the lower average cash and cash equivalents and marketable securities as a result of the ProfoundBio acquisition in the second quarter of
2024, as well as lower interest rates of USD denominated marketable securities in 2025 compared to 2024.
Additionally, Genmab liquidated its entire marketable security portfolio in December 2025 to contribute to the financing of the Merus acquisition. The increase of $2 million, or 1% from 2023 to 2024, was primarily driven by the higher cash and cash equivalents and marketable securities in the first half of 2024 compared to 2023, almost entirely offset by lower cash and cash equivalents and marketable securities in the second half of 2024 compared to 2023 as a result of liquidating marketable securities and using cash to purchase
ProfoundBio.
Interest Expense on Borrowings
The increase of $27 million from 2024 to 2025, was primarily driven by interest expense associated with debt issued in December 2025 in connection with financing the Merus acquisition. There was no interest expense on borrowings in 2024 and 2023.
Refer to Note 4.8 for further details regarding Genmab borrowings.
Foreign Exchange Rate Gains and Losses
Foreign exchange rate loss, net, which excludes foreign exchange rate movements on marketable securities, was $3 million in 2025 compared to foreign exchange rate gains net of $92 million in 2024 and foreign exchange rate loss, net of $66 million in 2023. The change from 2024 to 2025 is primarily driven by a lower exchange rate impact due to the change in functional currency of Genmab A/S from DKK to USD on January 1, 2025. The change from 2023 to 2024 was primarily driven by foreign exchange rate movements impacting Genmab’s USD denominated assets (excluding marketable securities) and liabilities, noting Genmab A/S functional currency was DKK during 2023 and 2024.
Refer to Note 4.2 for additional information on foreign currency risk.
Marketable Securities Gains and Losses
Gain on marketable securities, net, which includes the impact of foreign exchange rate movements, was $66 million in 2025 compared to gain on marketable securities, net of $130 in 2024 and loss on marketable securities, net $17 million in 2023. The decrease in gain, net of $64 million, or 49%, from 2024 to 2025 was primarily driven by the change in the functional currency of Genmab A/S effective January 1,
2025. As the majority of Genmab’s investment portfolio is denominated in U.S. dollars, these securities benefited from the strengthening of the USD against the DKK in 2024. In 2025, Genmab’s DKK and EUR denominated currencies strengthened against the USD, but to a lesser extent than the USD strengthening against the DKK in 2024. Additionally, Genmab liquidated its marketable security portfolio in December
2025 to contribute to the financing of the Merus acquisition. The increase in gain of $147 million, or 865%
from 2023 to 2024 was primarily driven by foreign exchange rate movements impacting Genmab’s USD denominated marketable securities. As the majority of Genmab’s investment portfolio is denominated in
U.S. dollars, these securities benefited from the strengthening of the USD against the DKK in 2024, as compared to the USD weakening against the DKK in 2023.

Accounting Policies
Financial income and expenses include interest as well as foreign exchange rate adjustments and gains and losses on marketable securities (designated as FVPL) and realized gains and losses and write-downs of other securities and equity interests.
Interest income is shown separately from gains and losses on marketable securities and other securities and equity interests.
4.6 - Share-Based Instruments
Restricted Stock Unit Program
Genmab A/S has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of
Directors. RSUs granted to Executive Management are performance-based (PSUs)[1].
RSUs are granted by the Board of Directors. RSU grants to members of the Board of Directors and members of the registered Executive Management are subject to the Remuneration Policy adopted at the Annual
General Meeting.
See the table below for a summary of key terms of Genmab’s RSU programs:

RSUs Granted in Periods
Key Terms	December 2019 - February 2021	From February 2021
Grants	RSUs are granted at no cost to employees. Number of shares granted is determined based on closing share price on the grant date.
Vesting (Settlement)
Cliff vesting – RSUs become fully vested on the first banking day of the month following a period of three years from the grant date. The three years cliff vesting also applies to PSUs, while also subject to the degree of fulfilment of the applicable performance criteria.
After RSUs vest, the holder receives one share in Genmab A/S for each RSU granted. In jurisdictions in which Genmab as an employer is required to withhold tax and settle with the tax authority on behalf of the employee, Genmab withholds the number of RSUs that are equal to the monetary value of the employee’s tax obligation from the total number of RSUs that otherwise would have been issued to the employee upon vesting (“net settlement”). Genmab A/S may at its sole discretion in extraordinary circumstances choose to make a cash settlement instead of delivering shares.

Leaver
Leavers – Forfeit all unvested RSUs except when due to retirement, death, serious sickness, or serious injury, in which case granted but not yet vested RSUs shall remain outstanding and will be settled in accordance with their terms.
Notwithstanding the above, the December 2020 RSU grant to members of the Board was made subject to pro-rata vesting upon termination of board services.
Employees and Executive Management – RSUs remain outstanding and vest accordingly when the employment relationship is terminated by Genmab without cause.
Good-Leavers[2] – May maintain a pro-rata portion of unvested RSUs. Bad-Leavers[3] – Forfeit all unvested RSUs. Death – Forfeit all unvested RSUs. Voluntary leavers forfeit unvested RSUs.
1.Annual bonuses are paid in cash, with a portion convertible into deferred RSUs, following the determination of achievement against performance goals and KPIs. The vesting of deferred RSUs is not contingent upon continued service and is not subject to any forward-looking performance criteria.
2.“Good-Leaver” - Dismissal without cause or termination of employment due to Genmab’s material breach of the RSU or Warrant holder’s employment terms, or if the participant is a member of the Board, if the membership of the Board ceases for any other reason than as a result of the participant’s death.
3.“Bad-leaver” - Dismissed for cause or during the employment probationary period.
The RSU program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the vesting date and provisions to accelerate vesting of RSUs in the event of change of control as defined in the
RSU program.
RSU Activity in 2025, 2024 and 2023

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK	Total Fair Value of RSUs Granted - DKK million
Outstanding at January 1, 2023	8,819	112,331	423,142	3,846	548,138
Granted¹	3,361	75,854	208,353	11,643	299,211	2,619.35	784
Settled	(1,880)	(35,773)	(54,871)	(9,805)	(102,329)
Transferred	—	12,918	(55,103)	42,185	—
Forfeited	—	(4,357)	(35)	(37,984)	(42,376)
Outstanding at December 31, 2023	10,300	160,973	521,486	9,885	702,644

Outstanding at January 1, 2024	10,300	160,973	521,486	9,885	702,644
Granted¹	7,097	121,063	344,068	14,484	486,712	1,977.87	963
Settled	(3,367)	(35,320)	(112,663)	(12,465)	(163,815)
Transferred	—	(19,924)	(37,348)	57,272	—
Forfeited	—	(11,667)	(71)	(38,178)	(49,916)
Outstanding at December 31, 2024	14,030	215,125	715,472	30,998	975,625

Outstanding at January 1, 2025	14,030	215,125	715,472	30,998	975,625
Granted¹	10,828	136,205	471,443	39,635	658,111	1,611.15	1,060
Settled	(3,383)	(33,690)	(157,268)	(31,781)	(226,122)
Transferred	997	(12,482)	(89,642)	101,127	—
Forfeited	(672)	(6,449)	(14)	(91,693)	(98,828)
Outstanding at December 31, 2025	21,800	298,709	939,991	48,286	1,308,786
1.RSUs held by the Board of Directors include RSUs granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.
Refer to Note 5.1 for additional information regarding compensation of the Executive Management and the Board of Directors.
Warrant Program
Genmab A/S has established a warrant program (equity-settled share-based payment transactions) as an incentive for all the Genmab Group’s employees.
Warrants are granted by the Board of Directors in accordance with authorizations given to it by Genmab A/S’s shareholders.
Following Genmab’s Annual General Meeting on March 29, 2023, members of the registered Executive Management and members of the Board of Directors may only be granted RSUs.
See the table below for a summary of key terms of Genmab’s warrant programs:

Warrants Granted in Periods
Key Terms	March 2017 - February 2021	From February 2021
Grants	Warrants are granted at no cost to employees. Granted at an exercise price equal to the closing share price on the grant date.
Vesting (Exercisable)	Cliff vesting over 3-year period (100% after three years)
Leaver
Leavers - Forfeit all unvested warrants; however, will be able to exercise pro-rata portion of warrants on a regular schedule in instances where the employment relationship is terminated by Genmab without cause.
Good-Leavers - May maintain a pro-rata portion of unvested warrants. Bad-Leavers - Forfeit all unvested warrants. Death - Forfeit all unvested warrants. Voluntary leavers forfeit all unvested warrants.
Lapse	7th anniversary of grant date
The warrant program contains anti-dilution provisions if changes occur in Genmab’s share capital prior to the warrants being exercised and provisions to accelerate vesting of warrants in the event of change of control or certain other extraordinary transactions as defined in the warrant program.
Warrant Activity in 2025, 2024 and 2023

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital
Outstanding at January 1, 2023	1,920	129,798	773,014	33,236	937,968	1,770.31
Granted¹	403	—	198,001	10,973	209,377	2,632.02
Exercised	—	(11,900)	(74,672)	(26,390)	(112,962)	1,341.40	2,657.76
Expired	—	—	(1,200)	(117)	(1,317)	1,225.18
Forfeited	—	—	(32)	(43,143)	(43,175)	2,274.50
Transfers	—	21,295	(103,396)	82,101	—	—
Outstanding at December 31, 2023	2,323	139,193	791,715	56,660	989,891	1,980.25		1%
Exercisable at year end	875	123,345	246,635	45,686	416,541	1,416.25
Exercisable warrants in the money at year end	617	123,345	192,945	43,632	360,539	1,272.37
Outstanding at January 1, 2024	2,323	139,193	791,715	56,660	989,891	1,980.25
Granted¹	694	—	354,255	14,898	369,847	1,974.71
Exercised	—	(63,811)	(31,721)	(17,119)	(112,651)	1,143.29	1,877.19
Expired	—	—	(155)	(132)	(287)	1,032.00
Forfeited	—	—	(73)	(39,564)	(39,637)	2,300.10
Transfers	—	555	(53,903)	53,348	—	—
Outstanding at December 31, 2024	3,017	75,937	1,060,118	68,091	1,207,163	2,046.38		2%
Exercisable at year end	1,226	63,405	321,099	60,686	446,416	1,759.86
Exercisable warrants in the money at year end	—	46,166	77,669	25,477	149,312	1,131.68
Outstanding at January 1, 2025	3,017	75,937	1,060,118	68,091	1,207,163	2,046.38
Granted¹	835	—	504,180	42,373	547,388	1,613.94
Exercised	—	(46,166)	(51,271)	(30,638)	(128,075)	1,139.53	1,689.89
Expired	—	—	(468)	(1,605)	(2,073)	989.32
Forfeited	—	—	(14)	(92,764)	(92,778)	1,936.81
Transfers	1,934	(3,556)	(128,054)	129,676	—	—
Outstanding at December 31, 2025	5,786	26,215	1,384,491	115,133	1,531,625	1,975.81		2%
Exercisable at year end	2,325	22,442	411,526	96,028	532,321	2,109.73
Exercisable warrants in the money at year end	617	5,597	88,025	23,214	117,453	1,546.60
1.Warrants held by the Board include warrants granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.
Refer to Note 5.1 for additional information regarding compensation of the Executive Management and the Board of Directors.
Weighted Average Outstanding Warrants at December 31, 2025
As of December 31, 2025, the range of exercise prices for outstanding warrants was DKK 962 to DKK
3,172 with a weighted average remaining contractual life of 4.42 years. As of December 31, 2024, the range of exercise prices for outstanding warrants was DKK 962 to DKK 3,172 with a weighted average remaining contractual life of 4.24 years.

Accounting Policies
Share-Based Compensation Expenses
Share-based compensation expense is recognized in the Consolidated Statements of Comprehensive
Income based on the estimated fair value of the awards at grant date. Subsequently, the fair value is not remeasured. The expense recognized reflects an estimate of the number of awards expected to vest after taking into consideration an estimate of award forfeitures based on historical experience and is recognized on a straight-line basis over the requisite service period, which is the vesting period.
Genmab reassesses its estimate of the number of shares expected to vest periodically.
Management expectations related to the achievement of performance goals associated with performance-
based RSU grants are assessed periodically, and that assessment is used to determine whether such grants are expected to vest or if any revision to the current estimate is required. Genmab recognizes the impact of the revised estimate of the number of awards expected to vest, if any, as an adjustment to the income statement over the remaining vesting period. If performance-based milestones related to performance-based RSU grants are not met or not expected to be met, any share-based compensation expense recognized to date associated with grants that are not expected to vest will be reversed.
Share-based compensation expenses represent calculated values of warrants, RSUs and performance-
based RSUs granted and do not represent actual cash expenditures. A corresponding amount is recognized in shareholders’ equity as the warrant, RSU and performance-based RSU programs are designated as equity-settled share-based payment transactions.
The fair value of each RSU and performance-based RSU granted during the year is calculated using the closing share price on the grant date. Below is a description of how the fair value of warrants is measured and the estimates involved.

Management’s Judgements and Estimates
Share-Based Compensation Expenses
The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model.
This pricing model requires the input of subjective assumptions such as:
•The expected stock price volatility, which is based upon the historical volatility of Genmab’s stock price;
•The risk-free interest rate, which is determined as the interest rate on Danish government bonds
(bullet issues) with an average maturity of five years;
•The expected life of warrants, which is based on vesting terms, expected rate of exercise and life terms in the current warrant program.
These assumptions can vary over time and can change the fair value of future warrants granted.
Valuation Assumptions for Warrants Granted in 2025, 2024 and 2023
The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model with the following assumptions:

Weighted average	2025	2024	2023
Fair value per warrant on grant date	503.09	639.67	924.10
Share price	1,613.94	1,974.71	2,632.02
Exercise price	1,613.94	1,974.71	2,632.02
Expected dividend yield	—%	—%	—%
Expected stock price volatility	31.3%	32.3%	35.3%
Risk-free interest rate	2.05%	2.26%	2.48%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2025	2024	2023
Total fair value of warrants granted	DKK 275 million	DKK 237 million	DKK 193 million
4.7 - Share Capital
Share Capital
The share capital comprises the nominal amount of Genmab A/S ordinary shares, each at a nominal value of DKK 1. All shares are fully paid.
As of December 31, 2025, the share capital of Genmab A/S comprised 64,238,408 shares of DKK 1 each with one vote. There are no restrictions related to the transferability of the shares. All shares are regarded as negotiable instruments and do not confer any special rights upon the holder, and no shareholder shall be under an obligation to allow his/her shares to be redeemed.
Genmab’s Board is authorized to increase the share capital by subscription of new shares, issue warrants to subscribe for shares and raise loans against bonds as well as other financial instruments of Genmab A/S as set out in articles 4A-5B of Genmab A/S’s articles of association. Further, Genmab’s share capital is in compliance with the capital requirements of the Danish Companies Act and the rules of Nasdaq
Copenhagen.
See table below for warrants issued and reissued and warrants available for reissue under active authorizations as of December 31, 2025:

	March 12, 2025	March 13, 2024	April 13, 2021
	Authorization	Authorization	Authorization
Warrants issued	—	358,760	750,000
Warrants reissued	—	—	65,463
Warrants available for issue	750,000	391,240	—
Warrants available for reissue	—	30,310	38,731
Share Premium
The share premium reserve is comprised of the amount received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the parent company’s offerings, reduced by any external expenses directly attributable to the offerings. The share premium reserve can be distributed.
Changes in Share Capital During 2023 to 2025
The share capital of DKK 64 million at December 31, 2025, is divided into 64,238,408 shares at a nominal value of DKK 1 each.

	Number of shares	Share capital	Share capital	Share Price Ranges[1]
		(DKK million)	(USD million)
December 31, 2022	65,961,573	66	10
Exercise of warrants	112,962	—	—	DKK 815.50 to DKK 1,948.00
December 31, 2023	66,074,535	66	10
Exercise of warrants	112,651	—	—	DKK 962.00 to DKK 1,615.00
December 31, 2024	66,187,186	66	10
Exercise of warrants	128,075	—	—	DKK 962.00 to DKK 1,615.00
Share capital reduction	(2,076,853)	(2)	—
December 31, 2025	64,238,408	64	10
1.New shares were subscribed at share prices in connection with the exercise of warrants under Genmab’s warrant program.
Treasury Shares

	Number of shares	Share capital (USD million)	Proportion of share capital %	Cost (USD million)
Shareholding at December 31, 2022	589,948	0.1	0.9%	201
Purchase of treasury shares	220,000	—	0.3%	81
Shares used for funding RSU program	(65,778)	—	(0.1)%	(18)
Shareholding at December 31, 2023	744,170	0.1	1.1%	263
Purchase of treasury shares	2,011,853	0.3	3.0%	560
Shares used for funding RSU program	(109,016)	—	(0.1)%	(36)
Shareholding at December 31, 2024	2,647,007	0.4	4.0%	787
Purchase of treasury shares	2,200,000	0.3	3.3%	430
Shares used for funding RSU program	(150,749)	—	(0.1)%	(53)
Reduction in share capital	(2,076,853)	(0.3)	(3.1)%	(572)
Shareholding at December 31, 2025	2,619,405	0.4	4.1%	592
Share Repurchases
At Genmab’s Annual General Meeting on March 12, 2025, the Board of Directors was authorized to allow
Genmab to acquire treasury shares with a total nominal value of up to 10% of the share capital in the period until and including March 11, 2030. The purchase price for the relevant shares may not deviate by more than 10% from the price quoted on Nasdaq Copenhagen at the time of the acquisition. Such shares may only be acquired to the extent that the Company’s total holding of treasury shares does not at any time exceed a nominal value of 10% of the share capital. The authorization replaced existing previously provided authorizations to purchase treasury shares.
As announced on March 25, 2025, Genmab initiated a share buy-back program to reduce capital and to honor our commitments under the RSU program. During 2025, Genmab acquired 2,200,000 of its own shares under the program, representing approximately 3.3% of share capital as of December 31, 2024.
The total amount incurred to acquire the shares, including directly attributable costs, was $430 million and was recognized as a deduction to shareholders’ equity. During 2024, Genmab acquired 2,011,853 of its own shares, representing approximately 3.0% of share capital as of December 31, 2023. The total amount paid to acquire the shares, including directly attributable costs, was $560 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the Consolidated Balance Sheets as of December 31, 2025.
As of December 31, 2025, 3,804,436 shares were available for repurchase and 2,619,405 treasury shares were held by Genmab.
Share Capital Reduction
At Genmab’s Annual General Meeting on March 12, 2025, the decision was made to reduce the share capital of nominally DKK 2,076,853 by cancellation of 2,076,853 of the Company’s holding of shares with a nominal value of DKK 1 each. On April 10, 2025, the capital reduction was registered with the Danish
Business Authority.
4.8 - Borrowings

	Current			Non-Current
	December 31,	December 31,	January 1,	December 31,	December 31,	January 1,
	2025	2024	2024	2025	2024	2024
Term Loan A (Secured)	53	—	—	909	—	—
Term Loan B (Secured)	207	—	—	1,707	—	—
Secured Notes	7	—	—	1,434	—	—
Unsecured Notes	6	—	—	951	—	—
Total Borrowings	273	—	—	5,001	—	—
Terms and conditions of borrowings

	Interest	Maturity Date	Nominal Value
Term Loan A (Secured)	5.48% Float	December 2030	1,000
Term Loan B (Secured)	6.73% Float	December 2032	2,000
Secured Notes	6.25% Fixed	December 2032	1,500
Unsecured Notes	7.25% Fixed	December 2033	1,000
Total			5,500
1.The interest rate listed is the current percentage as of December 31, 2025, and is subject to change.
Contractual undiscounted cash flows[1]

	Term Loan A (Secured)	Term Loan B (Secured)	Secured Notes	Unsecured Notes	Total
Payments due
Within 1 year	105	331	90	69	595
1 – 3 years	201	810	188	145	1,344
3 – 5 years	937	442	188	145	1,712
More than 5 years	—	1,008	1,688	1,218	3,914
Total	1,243	2,591	2,154	1,577	7,565
1.With respect to debt, the amounts below combine interest and scheduled amortization payments. Interest on floating rate debt was calculated based on the interest rate in effect on December 31, 2025.
Term Loans
In December 2025, Genmab entered into a credit agreement (the “Credit Agreement”) consisting of a
$1 billion senior secured term A loan facility (the loans thereunder, the “Term A Loans”) and a $2 billion senior secured term loan B facility (the loans thereunder, the “Term B Loans”, together with the Term A
Loans, the “Loans”), and the 2025 Revolving Credit Facility described in the Revolving Credit Facilities section. The Loans were obtained to contribute to the financing of the acquisition of Merus.
The Term A Loans are subject to financial covenants, with the financial covenant tests on a quarter-end basis beginning March 31, 2026. The first financial covenant requires that Genmab’s first lien secured net leverage ratio (defined as consolidated first lien debt less unrestricted cash, divided by adjusted consolidated EBITDA) does not exceed 4.5:1.00 from March 31, 2026 through March 31, 2027, and
3.75:1.00 from the quarter ending June 30, 2027, and thereafter.
The second financial covenant is also tested quarterly beginning on March 31, 2026, and requires that
Genmab’s interest coverage ratio (defined as adjusted consolidated EBITDA, divided by consolidated cash interest expense) does not fall below 2.00:1.00 from March 31, 2026 through March 31, 2027, 2.50:1.00 from the quarter ending June 30, 2027 through September 30, 2027, and 3.00:1.00 from the quarter ending
December 31, 2027, and thereafter.
Loans are subject to principal amortization which is reflected in the table above and to mandatory prepayment in certain circumstances including for asset sales and excess cash flow (as defined in the
Credit Agreement).The Loans are also subject to a mandatory prepayment provision beginning in fiscal year 2026. After each fiscal year end, if Genmab’s excess cash flow (as defined in the Credit Agreement)
exceeds $150 million, 50% of the excess amount is required to be applied to prepay the Loans. The required prepayment percentage is reduced to 25% if the net leverage ratio is at or below 2.15 :1.00 but above 1.65:1.00, and no excess cash flow prepayment is required if the ratio is at or below 1.65:1.00.
In additional to financial covenants, the Loans contain customary covenants that, among other things, restrict, with certain exceptions, the ability of each of Genmab and its subsidiaries to incur additional debt, pay dividends, make certain other restricted payments, incur debt secured by liens, dispose of assets, engage in consolidations and mergers or sell or transfer all or substantially all of its assets. The Loans also contain customary events of default, including cross-default provisions relating to other material indebtedness.
The Loans are secured by a first-priority lien on substantially all assets of Genmab. As of December 31,
2025, Genmab retains ownership and control of the pledged assets, which continue to be recognized in the
Consolidated Balance Sheets. The carrying amount of assets, including goodwill and other intangible assets, corporate tax receivable, inventory, financial assets, and property and equipment pledged as collateral for the Loans is $11.1 billion.
Refer to Note 5.5 for detailed information regarding Genmab’s acquisition of Merus.
Notes
In December 2025, Genmab entered into Senior Secured Notes of $1.5 billion and Senior Unsecured
Notes of $1.0 billion (together, the “Notes”). The proceeds were also used to finance the Merus acquisition.
The Senior Secured Notes are backed by the same collateral package as the Loans, while the Senior
Unsecured Notes are not collateralized. The Notes contain customary events of default, including cross-
default provisions relating to other material indebtedness.
Revolving Credit Facilities
During the fourth quarter of 2024, Genmab entered into an unsecured three-year revolving credit facility
(“2024 Revolving Credit Facility”) of up to $300 million with a syndicate of lenders. During the fourth quarter of 2025, Genmab terminated the 2024 Revolving Credit Facility. The 2024 Revolving Credit Facility was
undrawn at the date of termination, and no penalties or additional costs were incurred. The termination reflects Genmab’s updated financing strategy and does not impact its liquidity position, as alternative sources of funding remain available.
During the fourth quarter of 2025, Genmab entered into the Credit Agreement described in the Term Loan section, which includes a senior secured five-year revolving credit facility (“2025 Revolving Credit Facility”)
of up to $500 million with a syndicate of lenders.
The 2025 Revolving Credit Facility is subject to the same financial covenants and collateral described in the Term Loans section.
As of December 31, 2025, there were no outstanding amounts due on, nor any usage of, the 2025
Revolving Credit Facility.
Genmab intends to use the 2025 Revolving Credit Facility to finance working capital needs, and for general corporate purposes, of Genmab A/S and its subsidiaries.
Reconciliation of borrowings arising from financing activities
There were no borrowings as of December 31, 2024. Borrowings, net of transaction costs, of $5,247 million were issued in December 2025 in connection with financing the Merus acquisition. Other than the recognition of accrued interest expense of $27 million, which represents a non-cash movement, there were no cash or non-cash movements of borrowings for the year ended December 31, 2025.
As of December 31, 2025, borrowings were $5,274 million.

Accounting Policies
Borrowings are financial liabilities that are initially recognized at the fair value of the proceeds received less transaction costs in the Consolidated Balance Sheets. In subsequent periods these are measured at amortized cost using the effective interest method. Interest expense, including the amortization of transaction costs and any difference between the initial carrying amount and the redemption amount, is recognized in financial expenses in the Consolidated Statements of Comprehensive Income over the term of the borrowings.